Member Cash Advances, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of Member Cash Advances, Net
Below is a detail of Member cash advances, net as of December 31, 2021 (in thousands):

Days From Origination	Gross Member Advances	Allowance for Unrecoverable Advances	Member Advances, Net
1-10	$39,910	$(1,313)	$38,597
11-30	8,111	(2,084)	6,027
31-60	4,781	(2,652)	2,129
61-90	3,986	(2,735)	1,251
91-120	4,220	(3,211)	1,009

Total	$61,008	$(11,995)	$49,013

Below is a detail of Member cash advances, net as of December 31, 2020 (in thousands):

Days From Origination	Gross Member Advances	Allowance for Unrecoverable Advances	Member Advances, Net
1-10	$27,948	$(1,367)	$26,581
11-30	8,380	(1,205)	7,175
31-60	5,489	(3,009)	2,480
61-90	6,088	(4,284)	1,804
91-120	3,419	(2,715)	704

Total	$51,324	$(12,580)	$38,744

Summary of Allowance for Unrecoverable Advances
The roll-forward of the allowance for unrecoverable advances is as follows (in thousands):

Opening allowance balance at January 1, 2020	$9,355
Plus: provision for unrecoverable advances	25,539
Less: amounts written-off	(22,314)

Ending allowance balance at December 31, 2020	$12,580

Plus: provision for unrecoverable advances	32,174
Less: amounts written-off	(32,759)

Ending allowance balance at December 31, 2021	$11,995